REVENUE (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of disaggregation of revenue

	Year Ended
	December 31,
	2022	2021
Revenue from Travel Marketplace	$157,473	$92,038
Revenue from SAAS Platform	2,011	1,156
	$159,484	$93,194

Opening and closing balances of accounts receivable and deferred revenue

	Accounts	Contract	Deferred
	Receivable	Asset	Revenue
Ending Balance as of December 31, 2020	$5,355	$4,420	$(23,404)
Increase/(decrease), net	4,823	(485)	2,666
Ending Balance as of December 31, 2021	10,178	3,935	(20,738)
Increase/(decrease), net	11,555	1,859	254
Ending Balance as of December 31, 2022	$21,733	$5,794	$(20,484)